Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank Advances
Federal Home Loan Bank Advances

Note 10 – Federal Home Loan Bank Advances

At December 31, advances from the Federal Home Loan Bank (the “FHLB”) were as follows:

(Dollars in thousands)

	2012	2011
Maturity of November 2024 with a fixed interest rate of 3.98%	$420
Maturities ranging from November 2012 to November 2024, fixed interest rates ranging from 2.54% to 4.16%, with an average rate of 3.58%		$8,447
Total advances outstanding at year-end	$420	$8,447

Penalties are charged on fixed rate advances that are paid prior to maturity. A $3,000,000 advance was paid prior to its maturity in June 2012 and a $37,000 prepayment penalty was charged. No fixed rate advances were paid prior to maturity in 2011 or 2010. Advances were secured by residential real estate loans with a carrying value of approximately $74 million at December 31, 2012 and $69 million at December 31, 2011. Based on this collateral, the Bank was eligible to borrow an additional $46 million at year-end 2012. The scheduled maturities of advances from the FHLB at December 31, 2012 were as follows (dollars in thousands):

2013	$28
2014	29
2015	30
2016	32
2017	33
Thereafter	268
Total	$420